J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, NY 10017

April 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Trust”)

on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)

File Nos. 333-25803 and 811-08189

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, we hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement with respect to the Fund. If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary